Prospectus Supplement

June 14, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Active International Allocation Portfolio
Emerging Markets Breakout Nations Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Frontier Markets Portfolio
International Equity Portfolio

Effective July 15, 2019, the first paragraph of the section of the Prospectus entitled "Shareholder Information—How To Redeem Fund Shares—Redemption Fees" is hereby deleted and replaced with the following:

Shares of a Fund (except Global Franchise and Global Sustain Portfolios) redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Fund. The redemption fee is designed to protect a Fund and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, such as model programs, including redemptions or exchanges that are part of a periodic rebalancing, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team and (vi) in qualified retirement plans maintained pursuant to Sections 401 (tax-qualified pension, profit sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code, or certain transactions in other types of retirement accounts, including but not limited to required minimum distributions and redemptions relating to forfeitures, death, disability or qualified domestic relations order.

Please retain this supplement for future reference.

  IFIREDEMPFEEPROSPT1 6/19

Prospectus Supplement

June 14, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Asia Opportunity Portfolio
International Opportunity Portfolio

Effective July 15, 2019, the first paragraph of the section of the Prospectus entitled "Shareholder Information—How To Redeem Fund Shares—Redemption Fees" is hereby deleted and replaced with the following:

Shares of the Asia Opportunity and International Opportunity Portfolios redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Fund. The redemption fee is designed to protect a Fund and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, such as model programs, including redemptions or exchanges that are part of a periodic rebalancing, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team and (vi) in qualified retirement plans maintained pursuant to Sections 401 (tax-qualified pension, profit sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code, or certain transactions in other types of retirement accounts, including but not limited to required minimum distributions and redemptions relating to forfeitures, death, disability or qualified domestic relations order. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares of a Fund, the shares held the longest will be redeemed or exchanged first.

Please retain this supplement for future reference.

  IFIREDEMPFEEPROSPT2 6/19

Prospectus Supplement

June 14, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Inception Portfolio

Effective July 15, 2019, the first paragraph of the section of the Prospectus entitled "Shareholder Information—How To Redeem Fund Shares—Redemption Fees" is hereby deleted and replaced with the following:

Shares of the Inception Portfolio redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Fund. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, such as model programs, including redemptions or exchanges that are part of a periodic rebalancing, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team and (vi) in qualified retirement plans maintained pursuant to Sections 401 (tax-qualified pension, profit sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code, or certain transactions in other types of retirement accounts, including but not limited to required minimum distributions and redemptions relating to forfeitures, death, disability or qualified domestic relations order. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares of the Fund, the shares held the longest will be redeemed or exchanged first.

Please retain this supplement for future reference.

  IFIREDEMPFEEPROSPT3 6/19

Prospectus Supplement

June 14, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Emerging Markets Fixed Income Opportunities Portfolio

Effective July 15, 2019, the first paragraph of the section of the Prospectus entitled "Shareholder Information—How To Redeem Fund Shares—Redemption Fees" is hereby deleted and replaced with the following:

Shares of the Fund redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Fund. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, such as model programs, including redemptions or exchanges that are part of a periodic rebalancing, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team and (vi) in qualified retirement plans maintained pursuant to Sections 401 (tax-qualified pension, profit sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code, or certain transactions in other types of retirement accounts, including but not limited to required minimum distributions and redemptions relating to forfeitures, death, disability or qualified domestic relations order. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares of the Fund, the shares held the longest will be redeemed or exchanged first.

Please retain this supplement for future reference.

  IFIREDEMPFEEPROSPT4 6/19

Prospectus Supplement

June 14, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

International Advantage Portfolio

Effective July 15, 2019, the first paragraph of the section of the Prospectus entitled "Shareholder Information—How To Redeem Fund Shares—Redemption Fees" is hereby deleted and replaced with the following:

Shares of the International Advantage Portfolio redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Fund. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, such as model programs, including redemptions or exchanges that are part of a periodic rebalancing, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team and (vi) in qualified retirement plans maintained pursuant to Sections 401 (tax-qualified pension, profit sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code, or certain transactions in other types of retirement accounts, including but not limited to required minimum distributions and redemptions relating to forfeitures, death, disability or qualified domestic relations order. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares of a Fund, the shares held the longest will be redeemed or exchanged first.

Please retain this supplement for future reference.

  IFIREDEMPFEEPROSPT5 6/19

Prospectus Supplement

June 14, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

International Real Estate Portfolio

Effective July 15, 2019, the first paragraph of the section of the Prospectus entitled "Shareholder Information—How To Redeem Fund Shares—Redemption Fees" is hereby deleted and replaced with the following:

Shares of the International Real Estate Portfolio redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Fund. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, such as model programs, including redemptions or exchanges that are part of a periodic rebalancing, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team and (vi) in qualified retirement plans maintained pursuant to Sections 401 (tax-qualified pension, profit sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code, or certain transactions in other types of retirement accounts, including but not limited to required minimum distributions and redemptions relating to forfeitures, death, disability or qualified domestic relations order. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares of a Fund, the shares held the longest will be redeemed or exchanged first.

Please retain this supplement for future reference.

  IFIREDEMPFEEPROSPT6 6/19

Prospectus Supplement

June 14, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Emerging Markets Portfolio (Class IR)

Effective July 15, 2019, the first paragraph of the section of the Prospectus entitled "Shareholder Information—How To Redeem Fund Shares—Redemption Fees" is hereby deleted and replaced with the following:

Shares of the Fund redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Fund. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, such as model programs, including redemptions or exchanges that are part of a periodic rebalancing, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team and (vi) in qualified retirement plans maintained pursuant to Sections 401 (tax-qualified pension, profit sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code, or certain transactions in other types of retirement accounts, including but not limited to required minimum distributions and redemptions relating to forfeitures, death, disability or qualified domestic relations order.

Please retain this supplement for future reference.

  IFIREDEMPFEEIRPROSPT1 6/19

Prospectus Supplement

June 14, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

International Opportunity Portfolio (Class IR)

Effective July 15, 2019, the first paragraph of the section of the Prospectus entitled "Shareholder Information—How To Redeem Fund Shares—Redemption Fees" is hereby deleted and replaced with the following:

Shares of the International Opportunity Portfolio redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Fund. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, such as model programs, including redemptions or exchanges that are part of a periodic rebalancing, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team and (vi) in qualified retirement plans maintained pursuant to Sections 401 (tax-qualified pension, profit sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code, or certain transactions in other types of retirement accounts, including but not limited to required minimum distributions and redemptions relating to forfeitures, death, disability or qualified domestic relations order. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares of the Fund, the shares held the longest will be redeemed or exchanged first.

Please retain this supplement for future reference.

  IFIREDEMPFEEIRPROSPT2 6/19